S000082913 [Member] Investment Strategy - The MidCap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
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Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in stocks, primarily common stocks, of mid‑cap issuers. These issuers will have public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Value Index (“Index”) at the time of investment. If the market capitalization of a company held by the Fund moves outside this, the Fund may, but is not required to, sell the securities. The equity capitalization range of public companies in the Index was $134.6 million to $88.9 billion of December 31, 2025. The Fund may also invest up to 20% of its net assets in small‑cap issuers.

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Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stocks within the Index universe that have an above average dividend yield. As part of the quantitative analysis, the Adviser ranks the dividend-paying stocks within the Index universe according to their level of dividend yields from “low” to “high” among five quintiles in their respective sectors. The Adviser principally selects stocks from among the top three dividend-yield quintiles for inclusion in the Fund’s portfolio. The Fund seeks a higher return than the Index over time through a combination of capital appreciation and dividend income. The Fund utilizes a diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.

•	The Fund may invest a significant amount of its assets from time to time in the financials sector.
•	The Fund will provide shareholders with at least 60 days’ notice before changing its 80% investment policy.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant amount of its assets from time to time in the financials sector.